UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

Financial Highlights	10

Notes to Financial Statements	12

Disclosure of Fund Expenses	23

Approval of Investment Advisory Agreement	25

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-520-4227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

SECTOR WEIGHTINGS†
	Long	Short	Net
Diversified	25.8%	(3.9)%	21.9%
Office	24.7	(4.9)	19.8
Hotel and Resort	15.9	0.0	15.9
Residential	15.1	(1.0)	14.1
Industrial	9.3	0.0	9.3
Retail	11.9	(3.9)	8.0
Real Estate Operating Company	5.2	0.0	5.2
Health Care	6.8	(2.5)	4.3
Diversified Real Estate Activities	4.1	(1.7)	2.4
Homebuilding	1.1	0.0	1.1
Specialized	3.1	(3.7)	(0.6)
Real Estate Services	0.0	(0.7)	(0.7)
Communications	0.0	(1.9)	(1.9)
Exchange Traded Funds	0.0	(8.3)	(8.3)

Total			90.5
Other Assets and Liabilities, Net			9.5

			100.0%

†	As a percentage of the Fund’s Net Assets

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES‡ — 123.0%

COMMON STOCK — 123.0%
	Shares	Value
DIVERSIFIED — 25.8%
Activia Properties (Japan)	487	$4,082,350
Australand Property Group (Australia)	1,530,242	6,084,405
Cousins Properties (A)	1,745,180	20,296,443
Green REIT (Ireland)*	1,652,668	2,762,854
Lexington Realty Trust (A)	1,481,400	15,939,864
Liberty Property Trust (A)	841,019	31,538,213
Mirvac Group (Australia)	9,349,100	15,199,247

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DIVERSIFIED — continued
Nieuwe Steen Investments (Netherlands)	1,064,400	$6,444,286
Spirit Realty Capital	1,667,900	17,963,283
Stockland (Australia)	3,558,900	12,861,144
Suntec Real Estate Investment Trust (Singapore)	4,902,100	6,705,832
United Urban Investment (Japan)	679	1,022,800
Vornado Realty Trust (A)	312,200	32,031,720

		172,932,441

DIVERSIFIED REAL ESTATE ACTIVITIES — 4.1%
Inmobiliaria Colonial (Spain) *	11,723,600	10,897,353
Mitsui Fudosan (Japan)	172,500	5,097,300
Sumitomo Realty & Development (Japan)	297,745	11,532,941

		27,527,594

HEALTH CARE — 6.8%
Healthcare Realty Trust (A)	757,100	19,041,065
Healthcare Trust of America, Cl A	1,178,000	13,770,820
Senior Housing Properties Trust	553,700	12,995,339

		45,807,224

HOMEBUILDING — 1.1%
William Lyon Homes, Cl A *	272,900	7,122,690

HOTEL AND RESORT — 15.9%
Extended Stay America	316,600	6,822,730
Hilton Worldwide Holdings *	1,006,900	21,980,627
Host Hotels & Resorts (A)	1,547,252	33,188,555
Japan Hotel REIT (Japan)	9,660	4,445,669
Starwood Hotels & Resorts Worldwide	166,400	12,754,560
Strategic Hotels & Resorts *	638,906	6,893,796
Sunstone Hotel Investors (A)	1,458,700	20,873,997

		106,959,934

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIAL — 9.3%
DCT Industrial Trust (A)	2,570,420	$20,100,684
First Industrial Realty Trust	703,500	12,923,295
GLP J-Reit (Japan)	2,923	2,884,831
Prologis (A)	608,101	24,707,144
STAG Industrial	63,625	1,497,096

		62,113,050

OFFICE — 24.7%
BioMed Realty Trust (A)	814,900	17,031,410
Brandywine Realty Trust (A)	1,319,956	19,205,360
CommonWealth	161,557	4,105,163
Douglas Emmett (A)	995,354	27,471,770
Highwoods Properties (A)	659,925	26,627,974
Investa Office Fund (Australia)	2,215,500	6,874,363
Kilroy Realty (A)	510,800	30,428,356
SL Green Realty (A)	321,521	33,666,464

		165,410,860

REAL ESTATE OPERATING COMPANY — 5.2%
Hispania Activos Inmobiliarios SAU (Spain) *	437,100	6,148,993
Hulic (Japan)	496,500	5,968,587
LEG Immobilien (Germany)	237,200	15,822,109
Swire Properties (Hong Kong)	2,315,700	6,959,391

		34,899,080

RESIDENTIAL — 15.1%
American Homes 4 Rent, Cl A	700,700	11,246,235
American Residential Properties *	542,555	9,749,713
Essex Property Trust (A)	108,810	18,852,421
Post Properties	200,339	10,059,021
Sun Communities (A)	410,581	18,710,176
UDR (A)	1,257,333	32,514,631

		101,132,197

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RETAIL — 11.9%
Brixmor Property Group (A)	808,900	$17,763,444
CBS Outdoor Americas	220,000	6,446,000
Corio (Netherlands)	188,200	8,808,167
DDR	782,675	13,438,530
Hammerson (United Kingdom)	707,800	6,817,720
Macerich	205,208	13,320,051
Taubman Centers (A)	184,701	13,453,621

		80,047,533

SPECIALIZED — 3.1%
CubeSmart	257,044	4,781,018
EPR Properties (A)	305,600	16,383,216

		21,164,234

TOTAL COMMON STOCK (Cost $758,903,127)		825,116,837

TOTAL INVESTMENTS — 123.0% (Cost $758,903,127)		$825,116,837

SECURITIES SOLD SHORT REAL ESTATE SECURITIES‡ — (32.5)%
COMMON STOCK — (24.2)%
COMMUNICATIONS — (1.9)%
American Tower	(156,000)	$(13,029,120)

DIVERSIFIED — (3.9)%
Washington	(537,200)	(13,139,912)
WP Carey	(215,000)	(13,218,200)

		(26,358,112)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
DIVERSIFIED REAL ESTATE ACTIVITIES — (1.7)%
City Developments (Singapore)	(784,308)	$(6,775,190)
Hang Lung Properties (Hong Kong)	(1,554,791)	(4,622,490)

		(11,397,680)

HEALTH CARE — (2.5)%
HCP	(238,650)	(9,989,889)
Medical Properties Trust	(507,069)	(6,845,432)

		(16,835,321)

OFFICE — (4.9)%
Corporate Office Properties Trust	(480,240)	(12,846,420)
Piedmont Office Realty Trust, Cl A	(1,135,414)	(19,994,640)

		(32,841,060)

REAL ESTATE SERVICES — (0.7)%
Realogy Holdings *	(108,300)	(4,554,015)

RESIDENTIAL — (1.0)%
American Campus Communities	(173,975)	(6,645,845)

RETAIL — (3.9)%
Acadia Realty Trust	(244,772)	(6,640,664)
Equity One	(579,500)	(13,056,135)
Weingarten Realty Investors	(214,100)	(6,679,920)

		(26,376,719)

SPECIALIZED — (3.7)%
Extra Space Storage	(338,184)	(17,697,169)
Geo Group	(202,200)	(6,779,766)

		(24,476,935)

TOTAL COMMON STOCK (Proceeds $155,169,694)		(162,514,807)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

EXCHANGE TRADED FUNDS — (8.3)%
	Shares	Value
CurrencyShares Australian Dollar Trust	(278,400)	$(25,902,336)
CurrencyShares Japanese Yen Trust *	(135,834)	(12,963,997)
iShares Dow Jones U.S. Real Estate Index	(238,200)	(16,597,776)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $54,397,420)		(55,464,109)

TOTAL SECURITIES SOLD SHORT — (32.5)% (Proceeds $209,567,114)		$(217,978,916)

Percentages are based on Net Assets of $670,566,691.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.
(A)	All or a portion of this security has been committed as collateral for securities sold short as of April 30, 2014.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $758,903,127)	$825,116,837
Deposits with Prime Broker for Securities Sold Short	217,987,093
Foreign Currency, at Value (Cost $75,027)	75,167
Cash	99
Receivable for Investment Securities Sold	13,711,443
Receivable for Capital Shares Sold	1,388,064
Dividends and Interest Receivable	1,177,260
Unrealized Gain on Foreign Currency Spot Contracts	10,731
Prepaid Expenses	39,957

Total Assets	1,059,506,651

Liabilities:
Securities Sold Short, at Value (Proceeds $209,567,114)	217,978,916
Payable to Prime Broker	158,089,790
Payable for Investment Securities Purchased	10,503,212
Payable for Capital Shares Redeemed	759,974
Payable due to Adviser	672,223
Stock Loan Fees Payable	513,434
Dividends Payable on Securities Sold Short	166,362
Shareholder Servicing Fees Payable	102,161
Payable due to Administrator	55,351
Distribution Fees Payable (Investor Class Shares)	21,125
Payable due to Trustees	5,367
Unrealized Loss on Foreign Currency Spot Contracts	4,657
Chief Compliance Officer Fees Payable	2,392
Other Accrued Expenses	64,996

Total Liabilities	388,939,960

Net Assets	$670,566,691

Net Assets Consist of:
Paid-in Capital	$643,912,292
Distributions in Excess of Net Investment Income	(8,557,581)
Accumulated Net Realized Loss on Investments and Securities Sold Short	(22,579,487)
Net Unrealized Appreciation on Investments and Securities Sold Short	57,801,908
Net Unrealized Depreciation on Foreign Currency Translation	(10,441)

Net Assets	$670,566,691

Net Asset Value, Offering, and Redemption Price Per Share — Institutional Class Shares (unlimited authorization — no par value) ($555,932,928 ÷ 53,578,380 shares)	$10.38

Net Asset Value, Offering, and Redemption Price Per Share — Investor Class Shares (unlimited authorization — no par value) ($114,633,763 ÷ 11,048,966 shares)	$10.38

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
FOR THE SIX-MONTHS ENDED
APRIL 30, 2014
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividend Income (Less Foreign Taxes Withheld of $49,011)	$12,470,891
Interest Income	1,044,546

Total Investment Income	13,515,437

Expenses:
Investment Advisory Fees	3,808,286
Administration Fees	318,116
Distribution Fees (Investor Class Shares)	114,335
Shareholder Servicing Fees (Institutional Class Shares)	92,650
Shareholder Servicing Fees (Investor Class Shares)	11,838
Trustees’ Fees	10,235
Chief Compliance Officer Fees	4,819
Dividend Expense on Securities Sold Short (See Note 2)	4,712,753
Prime Broker Fees (See Note 2)	3,169,332
Transfer Agent Fees	83,796
Custodian Fees	45,111
Professional Fees	37,894
Registration Fees	27,375
Printing Fees	16,060
Insurance and Other Expenses	13,293

Total Expenses	12,465,893

Less: Fees Paid Indirectly	(878)

Net Expenses	12,465,015

Net Investment Income	1,050,422

Net Realized Loss on Investments	(7,520,024)
Net Realized Loss on Securities Sold Short	(14,231,160)
Net Realized Loss on Foreign Currency Transactions	(44,333)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	41,219,312
Net Change in Unrealized Appreciation/(Depreciation) on Securities Sold Short	(3,977,245)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(15,958)

Net Realized and Unrealized Gain on Investments	15,430,592

Net Increase in Net Assets Resulting from Operations	$16,481,014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net Investment Income (Loss)	$1,050,422	$(5,791,777)
Net Realized Gain (Loss) on Investments, Securities Sold Short and Foreign Currency Transactions	(21,795,517)	12,051,207
Net Change in Unrealized Appreciation/(Depreciation) on Investments, Securities Sold Short and Foreign Currency Translation	37,226,109	12,436,825

Net Increase in Net Assets Resulting from Operations	16,481,014	18,696,255

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(5,234,450)	–
Investor Class Shares	(374,115)	–

Total Net Investment Income	(5,608,565)	–

Realized Gains
Institutional Class Shares	(4,300,975)	(4,376,756)
Investor Class Shares	(545,203)	(711,218)

Total Net Realized Gains	(4,846,178)	(5,087,974)

Total Dividends and Distributions	(10,454,743)	(5,087,974)

Capital Share Transactions(1)
Institutional Class Shares
Issued	71,108,130	356,456,745
Reinvestment of Distributions	8,681,612	3,810,453
Redemption Fees	10,764	10,297
Redeemed	(69,790,876)	(67,300,658)

Increase from Institutional Class Shares Capital Share Transactions	10,009,630	292,976,837

Investor Class Shares
Issued	73,819,821	83,964,850
Reinvestment of Distributions	787,832	627,164
Redemption Fees	31,646	65,232
Redeemed	(38,649,366)	(64,851,305)

Increase from Investor Class Shares Capital Share Transactions	35,989,933	19,805,941

Net Increase From Capital Share Transactions	45,999,563	312,782,778

Total Increase in Net Assets	52,025,834	326,391,059

Net Assets:
Beginning of Period	618,540,857	292,149,798

End of Period (including distributions in excess of net investment income/accumulated net investment loss of $(8,557,581) and $(3,999,438))	$670,566,691	$618,540,857

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Periods

	Institutional Class Shares
	Six-Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$10.31	$9.91	$10.00

Income from Operations:
Net Investment Income (Loss)(1)	0.02	(0.11)	(0.21)
Net Realized and Unrealized Gain on Investments	0.23	0.61	0.12

Total from Operations	0.25	0.50	(0.09)

Redemption Fees	–	–	–

Dividends and Distributions from:
Net Investment Income	(0.10)	–	–
Net Realized Gains	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.18)	(0.10)	–

Net Asset Value, End of Period	$10.38	$10.31	$9.91

Total Return †	2.63%	5.04%	(0.90	)%††

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$555,933	$542,211	$236,818
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements)(2)	4.06%**	4.01%	4.98%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	4.06%**	4.01%	4.99%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.39%**	(1.13)%	(2.50)%**
Portfolio Turnover Rate	69%***	192%	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.

(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.47%, 1.51% and 1.64%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Periods

	Investor Class Shares
	Six-Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Period Ended October 31, 2012*
Net Asset Value, Beginning of Period	$10.27	$9.90	$10.00

Income from Operations:
Net Investment Income (Loss)(1)	0.01	(0.16)	(0.27)
Net Realized and Unrealized Gain on Investments	0.24	0.62	0.17

Total from Operations	0.25	0.46	(0.10)

Redemption Fees	–	0.01	–

Dividends and Distributions from:
Net Investment Income	(0.06)	–	–
Net Realized Gains	(0.08)	(0.10)	–

Total Dividends and Distributions	(0.14)	(0.10)	–

Net Asset Value, End of Period	$10.38	$10.27	$9.90

Total Return †	2.58%	4.74%	(1.00	)%††

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$114,634	$76,330	$55,332
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, waivers and reimbursements)(2)	4.30%**	4.34%	5.33%**
Ratio of Expenses to Average Net Assets (including dividends and brokerage fees on short sales, excluding waivers and reimbursements)	4.30%**	4.34%	5.33%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.10%**	(1.55)%	(3.27)%**
Portfolio Turnover Rate	69%***	192%	90%***

*	Commenced operations on December 30, 2011.
**	Annualized.
***	Portfolio turnover rate is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Total return would have been lower had the Adviser not waived a portion of its fee during the period.

(1)	Per share data calculated using average shares method.
(2)	Excluding dividends and prime broker fees on short sales, the ratio of expenses to average net assets would have been 1.71%, 1.84% and 1.99%, respectively.

Amounts designated as “–” are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the CBRE Clarion Long/Short Fund (the “Fund”). The investment objective of the Fund is total return, consisting of capital appreciation and current income, while attempting to preserve capital and mitigate risk by employing hedging strategies, primarily short selling. The Fund is non-diversified and seeks to achieve its objective by taking long and short positions in equity securities of companies that are principally engaged in the real estate industry. The Fund’s adviser, CBRE Clarion Securities LLC (the “Adviser”) utilizes a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Fund may invest in securities of companies of any market capitalization and, as a general matter, the Fund expects its investments to be primarily in equity securities issued by U.S. companies. However, the Fund may invest up to 50% of its assets in securities of non-U.S. issuers, including emerging market issuers, denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2014, all of the Fund’s investments and securities sold short were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six-months ended April 30, 2014, there were no transfers between levels. During the six-months ended April 30, 2014, there were no Level 3 securities.

During the six-months ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. Upon entering into a short position, the Fund records the proceeds as a deposit with the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The liability is subsequently marked to market to reflect changes in the value of securities sold short. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on securities sold short. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, Union Bank, N.A. The collateral required is determined daily by reference to the market value of the securities sold short.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin that is financed by the prime broker.

The Fund had prime brokerage borrowings throughout the six-months ended April 30, 2014 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$170,600,236	$135,377,400	2.08%	$1,396,535

The interest paid is included in Prime Broker Fees on the Statement of Operations.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end and current tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income/Expense — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of fund shares held for less than 60 days. For the six-months ended April 30, 2014, the Fund received $10,764 and $31,646 in redemption fees for the Institutional Class Shares and Investor Class Shares, respectively.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $120,000 for the Fund, plus $15,000 per additional class, or the Fund’s pro rata share of an asset based fee calculated based on the aggregate average daily net assets of the Fund and the CBRE Clarion Global Infrastructure Value Fund according to the following fee schedule: 0.12% on the first $250 million, 0.10% on assets between $250 million and $500 million, 0.08% on assets between $500 million and $750 million and 0.06% on assets in excess of $750 million.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Fund has adopted a shareholder servicing plan pursuant to which it may engage third-party service providers to provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.10% and 0.20% annually of the average daily net assets attributable to the Institutional Class Shares and Investor Class Shares, respectively, subject to the arrangement for provision of shareholder and administrative services. For the six-months ended April 30, 2014, the Institutional Class Shares and Investor Class Shares incurred $92,650 and $11,838 of shareholder servicing fees, an effective rate of 0.04% and 0.03%, respectively.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six-months ended April 30, 2014, the Fund incurred $114,335 of distribution fees, an effective rate of 0.25%.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six-months ended April 30, 2014, the Fund earned cash management credits of $878, which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.25% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, dividend and prime broker fees on securities sold short, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively “excluded expenses”) from exceeding 1.64% and 1.99% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, until February 28, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 1.64% and 1.99% for the Institutional Class Shares and Investor Class Shares, respectively, to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2015.

6.	Share Transactions

	Six-Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Share Transactions:
Institutional Class Shares
Issued	7,067,811	34,906,027
Reinvestment of Distributions	886,936	384,557
Redeemed	(6,961,544)	(6,600,636)

Increase in Institutional Class Shares	993,203	28,689,948

Investor Class Shares
Issued	7,406,025	8,199,876
Reinvestment of Distributions	80,948	63,531
Redeemed	(3,867,498)	(6,421,048)

Increase in Investor Class Shares	3,619,475	1,842,359

Net Increase in Shares Outstanding	4,612,678	30,532,307

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government, short-term investments, short sales and purchases to

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

cover, for the six-months ended April 30, 2014 were $382,141,189 and $253,131,619, respectively. There were no purchases or sales of long-term U.S. Government securities.

8.	Federal Tax Information:

The Fund maintains a December 31st year end for tax purposes. The following tax disclosure is as of December 31, 2013, unless otherwise indicated.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to the tax treatment of certain investments in REITs, net operating losses, passive foreign investment companies and foreign currency realized gain (loss) have been reclassified to/from the following accounts:

Increase/(Decrease) in Undistributed Net Investment Income	Increase/(Decrease) in Accumulated Net Realized Gain	Increase/(Decrease) in Paid-In Capital
$7,750,143	$(5,710,403)	$(2,039,740)

These reclassifications had no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared by the Fund during the fiscal year ended October 31, 2013 was as follows(1):

Long-Term Capital Gains	$5,087,974

(1)	Amount is as of fiscal year end, tax character will be determined upon the Fund’s tax year end December 31, 2014.

As of December 31, 2013, the components of accumulated losses on a tax basis were as follows:

Post-October Losses	(3,997,473)
Late-Year Loss Deferral	(823,528)
Unrealized Appreciation	2,714,863

Total Accumulated Losses	$(2,106,138)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding securities sold short, held by the Fund at April 30, 2014 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$758,903,127	$71,617,118	$(5,403,408)	$66,213,710

9.	Concentration/Risks:

The Fund concentrates its investments in the real estate sector. Investing in real estate securities (which include REITs) may subject the Fund to risks associated with the direct ownership of real estate, such as casualty or condemnation losses; fluctuations in rental income, declines in real estate values and other risks related to local or general economic conditions; increases in operating costs and property taxes, potential environmental liabilities, changes in zoning laws and regulatory limitations on rent. Changes in interest rates may also affect the value of the Fund’s investment in real estate securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example above. In addition, REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and maintaining exemption from the registration requirements of the Investment Company Act of 1940, as amended.

10.	Other:

At April 30, 2014, 49% of Institutional Class Shares total shares outstanding were held by two record shareholders and 11% of Investor Class Shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of omnibus accounts that are held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and shareholder servicing fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

DISCLOSURE OF FUND EXPENSES (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Institutional Class	$1,000.00	$1,026.30	4.06%	$20.40
Investor Class	1,000.00	1,025.80	4.30%	21.60

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,004.66	4.06%	$20.18
Investor Class	1,000.00	1,003.47	4.30%	21.36

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense and prime broker fees on short sales, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 20, 2013 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature,	Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment	Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was approved. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees considered reasons for the underperformance of the CBRE Clarion Long/Short Fund relative to its benchmark and peer group. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs	of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
APRIL 30, 2014
(Unaudited)

this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

CBRE Clarion Long/Short Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

CBRE Clarion Securities LLC

201 King of Prussia Road

Suite 600

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CCS-SA-001-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014